Accounts and notes payable	12 Months Ended
Dec. 31, 2023
Accounts and notes payable
Accounts and notes payable

16. Accounts and notes payable

Accounts and notes payable consist of the following:

	As of December 31
	2022	2023
	RMB	RMB

Payables related to service fees and incentives to drivers	2,465,919	4,309,814
Payables related to driver management fees	155,279	193,165
Other accounts payable	248,848	60,616
Total	2,870,046	4,563,595